Acquisition of subsidiaries (Tables)	12 Months Ended
Dec. 31, 2016
Acquisition of subsidiaries [Abstract]
Schedule of Cash Flow In Respect of Business Acquisition
US$

Cash consideration paid	-
Cash and cash equivalents acquired	15,055,431

Net inflow of cash and cash equivalents	15,055,431

Schedule of Fair Value of Assets Acquired and Liabilities Assumed

US$

Purchase consideration	516,086
Fair value of non-controlling interest	5,724,339
Fair value of previously held equity interests (i)	8,581,461
Bargain purchase gain recognized in other income	2,004,507

16,826,393

Fair value of net identifiable assets acquired:
Cash and cash equivalents	15,055,431
Restricted cash	16,560,251
Real estate properties under development	180,647,050
Property and equipment, net	329,582
Current assets	54,780,760
Current liabilities	(250,546,681)

Net assets acquired	16,826,393